Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Leases
Revenue from contract with customers	$ 63,788	$ 66,513	$ 128,975	$ 132,111
Other revenues (loss of hire insurance recoveries and other income)	172	4,424	180	10,307
Total revenues	63,959	70,937	129,155	142,418
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	52,324	55,264	106,170	109,733
Bareboat revenues
Operating Leases
Revenue from contract with customers	$ 11,463	$ 11,249	$ 22,805	$ 22,378